Jun. 25, 2020
Prospectus Supplement

John Hancock Funds II (the Trust)
Equity Income Fund (the fund)

Supplement dated June 25, 2020 to the current Class A and Class C shares Prospectus (the prospectus), as may be supplemented

Effective as of May 1, 2020, the Annual fund operating expenses table and the Expense example table for the fund in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C
Management fee [1]	0.69	0.69
Distribution and service (Rule 12b-1) fees	0.30	1.00
Other expenses [2]	0.17	0.17
Total annual fund operating expenses	1.16	1.86
Contractual expense reimbursement [3]	-0.02	-0.01
Total annual fund operating expenses after expense reimbursements	1.14	1.85

1	"Management fee" has been restated to reflect the contractual management fee schedule effective May 1, 2020.
2	"Other expenses" have been restated to reflect contractual changes in transfer agency fees.
3
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which expenses of Class A shares exceed 1.14% of average daily net assets attributable to Class A shares. For purposes of this agreement, "expenses of Class A shares" means all class expenses (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) acquired fund fees and expenses paid indirectly; and (f) short dividend expense. The agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C
Shares		Sold	Not Sold
1 year	610	288	188
3 years	848	584	584
5 years	1,105	1,005	1,005
10 years	1,837	2,179	2,179

Prospectus Supplement

John Hancock Funds II (the Trust)
Equity Income Fund (the fund)

Supplement dated June 25, 2020 to the current Class I shares Prospectus (the prospectus), as may be supplemented

Effective as of May 1, 2020, the Annual fund operating expenses table and the Expense example table for the fund in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I
Management fee [1]	0.69
Other expenses [2]	0.17
Total annual fund operating expenses	0.86
Contractual expense reimbursement [3]	-0.01
Total annual fund operating expenses after expense reimbursements	0.85

1	"Management fee" has been restated to reflect the contractual management fee schedule effective May 1, 2020.
2	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class I shares.
3
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	I
1 year	87
3 years	273
5 years	476
10 years	1,060

Prospectus Supplement

John Hancock Funds II (the Trust)
Small Cap Value Fund (the fund)

Supplement dated June 25, 2020 to the current Class A, I and R6 shares Prospectus (the prospectus), as may be supplemented

Effective on or about July 1, 2020, the Annual fund operating expenses table and the Expense example table for the fund in the "Fund summary" section will be revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	I	R6
Management fee [1]	0.94	0.94	0.94
Distribution and service (Rule 12b-1) fees	0.30	0.00	0.00
Other expenses	0.19 [2]	0.19 [2]	0.08
Acquired fund fees and expenses [3]	0.09	0.09	0.09
Total annual fund operating expenses [4]	1.52	1.22	1.11
Contractual expense reimbursement [5]	-0.04	-0.04	-0.04
Total annual fund operating expenses after expense reimbursements	1.48	1.18	1.07

1	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2020.
2	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
3	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
4
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

5
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.97% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2021, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I	R6
1 year	643	120	109
3 years	953	383	349
5 years	1,284	666	608
10 years	2,219	1,474	1,348

Prospectus Supplement

John Hancock Funds II (the Trust)
Equity Income Fund (the fund)

Supplement dated June 25, 2020 to the current Class NAV shares Prospectus (the prospectus), as may be supplemented

Effective as of May 1, 2020, the Annual fund operating expenses table and the Expense example table for the fund in the "Fund summary" section of the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee [1]	0.69
Other expenses	0.05
Total annual fund operating expenses	0.74
Contractual expense reimbursement [2]	-0.01
Total annual fund operating expenses after expense reimbursements	0.73

1	"Management fee" has been restated to reflect the contractual management fee schedule effective May 1, 2020.
2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	75
3 years	236
5 years	410
10 years	917

Prospectus Supplement

John Hancock Funds II (the Trust)
Small Cap Value Fund (the fund)

Supplement dated June 25, 2020 to the current Class NAV shares Prospectus (the prospectus), as may be supplemented

Effective on or about July 1, 2020, the Annual fund operating expenses table and the Expense example table for the fund in the "Fund summary" section of the fund will be revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee [1]	0.94
Other expenses	0.07
Acquired fund fees and expenses [2]	0.09
Total annual fund operating expenses [3]	1.10
Contractual expense reimbursement [4]	-0.04
Total annual fund operating expenses after expense reimbursements	1.06

1	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2020.
2	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
3
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.97% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2021, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	108
3 years	346
5 years	602
10 years	1,337

Prospectus Supplement

John Hancock Funds II (the Trust)
Equity Income Fund (the fund)

Supplement dated June 25, 2020 to the current Class 1 shares Prospectus (the prospectus), as may be supplemented

Effective as of May 1, 2020, the Annual fund operating expenses table and the Expense example table for the fund in the "Fund summary" section of the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee [1]	0.69
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.05
Total annual fund operating expenses	0.79
Contractual expense reimbursement [2]	-0.01
Total annual fund operating expenses after expense reimbursements	0.78

1	"Management fee" has been restated to reflect the contractual management fee schedule effective May 1, 2020.
2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	1
1 year	80
3 years	251
5 years	438
10 years	977